Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	$ (255,206)	$ (125,656)	$ (128,180)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(50,367)	(44,029)
Deferred income tax liability	478,657	311,499
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2,531	2,121
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	26,928	25,395
Deferred income tax liability	(1,193)	(1,024)
Decommissioning and restoration provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	20,031	20,454
Deferred income tax liability	(19,231)	(8,376)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	135,284	104,481
Deferred income tax liability	(91,951)	(71,532)
Share issuance and debt cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	6,646	6,283
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1,532	1,195
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	9,361	9,738
Deferred income tax liability	(3,515)	3,163
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	151,946	125,638
Deferred income tax liability	362,767	233,730
Deferred income tax liability	$ (210,821)	$ (108,092)